Note 12 - Shareholders' Capital - Classes of Share Capital (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Statement Line Items [Line Items]
Balance			$ 230,743
Balance	$ 136,303	$ (268,354)	$ 136,303	$ (268,354)	$ 230,743
Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)			152,717,452
Balance			$ 1,215,826
Balance (in shares)	153,958,260		153,958,260		152,717,452
Balance	$ 1,232,975	1,201,717	$ 1,232,975	$ 1,201,717	$ 1,215,826
Ordinary shares [member]
Statement Line Items [Line Items]
Balance (in shares)			148,394,152	147,013,538	147,013,538
Balance			$ 1,079,055	$ 1,070,076	$ 1,070,076
Share-based awards exercised (in shares)			901,943		1,643,156
Share-based units exercised			$ 6,936		$ 11,954
Number of shares issued for acquisition					1,415,285
Acquisition of subsidiary					$ 8,966
Repurchase and cancellation of shares (in shares)					(1,677,827)
Repurchase and cancellation of shares					$ (11,941)
Balance (in shares)	149,296,095		149,296,095		148,394,152
Balance	$ 1,085,991		$ 1,085,991		$ 1,079,055
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance	1,084,034	1,068,778	1,079,055	1,070,076	1,070,076
Share-based units exercised	1,957	529	6,936	10,674
Repurchase and cancellation of shares		(498)		(11,941)
Balance	$ 1,085,991	1,068,809	$ 1,085,991	$ 1,068,809	$ 1,079,055
Preference shares [member]
Statement Line Items [Line Items]
Balance (in shares)			4,323,300	4,040,000	4,040,000
Balance			$ 136,771	$ 128,363	$ 128,363
Balance (in shares)	4,662,165		4,662,165		4,323,300
Balance	$ 146,984		$ 146,984		$ 136,771
Shares issued for cash (in shares)			338,865		283,300
Shares issued			$ 10,447		$ 9,260
Preferred shares issuance cost			(234)		(852)
Preference shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance	146,983	132,266	136,771	128,363	128,363
Balance	146,984	132,908	146,984	132,908	$ 136,771
Shares issued		834	10,447	5,195
Preferred shares issuance cost	$ (1)	$ 192	$ 234	$ 650